Related Parties (Details) - USD ($)									12 Months Ended
	Dec. 24, 2024	Nov. 21, 2024	Nov. 20, 2024	Apr. 18, 2024	Dec. 29, 2023	Oct. 18, 2023	May 03, 2023	Mar. 13, 2023	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Agreement amount							$ 5,000,000
Unpaid amount									$ 8,000	$ 8,000
Executive to receive									5,883,000	1,442,000
Severance payment		$ 221,000
Payment in merger agreement	$ 574,000
Related Party [Member]
Related Party Transactions [Line Items]
Agreement amount									83,000	250,000
Unpaid amount									21,000	$ 21,000
Accrued interest									3,000
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Executive to receive									$ 1,997,000
Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount						$ 6,000,000
Separate Promissory Note Agreement [Member] | Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Executive to receive				$ 2,158,000
Maximum [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount					$ 176,000
Minimum [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount					$ 124,000
Board of Directors [Member]
Related Party Transactions [Line Items]
Agreement amount								$ 5,000,000
Accrued interest							$ 18,000
Executive [Member]
Related Party Transactions [Line Items]
Deferred wages			$ 221